CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of profit or loss and other comprehensive income [abstract]
Revenue (Note 20)	$ 6,202	$ 7,230
Cost of sales (Note 22)	4,132	5,183
Loss (gain) on commodity-related derivative financial instruments (Note 27)	30	(20)
Share of profit from equity accounted investees - operations (Note 12)	282	375
Impairment in share of profit from equity accounted investees	(314)	0
Gross profit	2,008	2,442
General and administrative	246	296
Other (income) expense	(18)	15
Impairment expense (Note 13)	1,776	300
Results from operating activities	4	1,831
Net finance costs (Note 21)	420	289
Earnings (loss) before income tax	(416)	1,542
Current tax expense (Note 14)	240	210
Deferred tax recovery (Note 14)	(340)	(175)
Income tax (recovery) expense (Note 14)	(100)	35
Earnings (loss)	(316)	1,507
Other comprehensive income (loss), net of tax (Note 26 & 27)
Exchange loss on translation of foreign operations	(117)	(213)
Impact of hedging activities	31	0
Re-measurement of defined benefit liability (Note 24)	(10)	(6)
Total comprehensive income (loss) attributable to shareholders	(412)	1,288
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)	$ (476)	$ 1,376
Earnings (loss) per common share - basic (in CAD per share)	$ (0.86)	$ 2.69
Earnings (Loss) per common share - diluted (in CAD per share)	$ (0.86)	$ 2.68
Weighted average number of common shares (millions)
Basic (in shares)	550,000,000
Diluted (in shares)	550,000,000